Operating Costs and Expenses (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating costs and expenses [Line Items]
Other gains (losses)	R$ (75,584)	R$ 240,842	R$ 430,544
Financial Offset For The Use Of Water Resources [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	165,783	173,318	152,604
Net Losses In The Decommissioning And Disposal Of Assets [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	106,064	(225,683)	45,596
Leasing And Rent [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	56,077	28,045	30,528
Advertising and publicity [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	36,635	34,546	31,254
Aneel Inspection Fee [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	32,766	19,458	18,248
Insurance [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	29,575	41,111	48,914
Taxes [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	28,979	23,358	23,463
Collection Charge [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	27,284	33,831	43,022
Compensation [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	23,127	30,435	21,699
Compensation for Curtailment [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	(95,599)
Result of business combination [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	(141,661)
Result of asset disposal [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	(335,595)
Other Net Income Costs And Expenses [Member]
Operating costs and expenses [Line Items]
Other gains (losses)	R$ (9,019)	R$ 82,423	R$ 15,216